DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) (Non-designated derivative instruments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair value of the derivative instruments designated as hedges
Derivative instruments, fair value of assets	$ 894	$ 247
Derivative instruments, fair value of liabilities		(14,248)
Foreign currency options
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets		247
Derivative instruments classified in other current assets	894
Derivative instruments classified in other payables		(92)
Derivative instruments classified in other long term liabilities		(2,520)
Buy-out put option
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other payables		(11,636)
Derivative instruments, fair value of liabilities		$ (11,600)